Going Concern (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
GoingConcernDetailsNarrativeAbstract
Accumulated deficit	$ 1,966,933		$ 624,261	$ 231,492
Net loss	1,342,672	(168,288)	392,769	216,784
Working capital deficiency	$ 213,405		$ 214,499	$ 697,902	$ 169,044